SHAREHOLDERS' DEFICIT (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 Vote Classes $ / shares shares	Dec. 31, 2025 Vote Classes $ / shares shares	Dec. 31, 2024 $ / shares shares
SHAREHOLDERS’ DEFICIT [Abstract]
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in Shares)	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0
Voting rights per share (in Vote) | Vote	1	1
Number of Classes of Board of Directors (in Classes) | Classes	3	3
Tenure of board of directors	3 years	3 years
Number of Classes of Board of Directors Elected Each Year (in Classes) | Classes	1	1
Stock conversion basis percentage	20.00%	20.00%
Minimum [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Percentage of Holding Shares that are Entitled to Vote and Voted	50.00%	50.00%
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	479,000,000	479,000,000	479,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	286,250	286,250	286,250
Ordinary shares, shares outstanding (in Shares)	286,250	286,250	286,250
Ordinary shares subject to possible redemption (in Shares)	8,625,000	8,625,000	8,625,000
Stock conversion ratio	1	1
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	2,156,250	2,156,250	2,156,250
Ordinary shares, shares outstanding (in Shares)	2,156,250	2,156,250	2,156,250
Stock conversion ratio	1	1